SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2011
SHARE-BASED PAYMENT
17.	SHARE-BASED PAYMENT

In March 2005, the Group adopted the 2005 Share Incentive Plan (the “Plan”) which allows the Group to offer a variety of incentive awards to employees and directors of the Group. For the year ended December 31, 2005, options to purchase 40,000,000 ordinary shares were authorized under the Plan. Under the terms of the Plan, options are generally granted at prices equal to the fair market value of the Group’s shares listed on NASDAQ and expire 10 years from the date of grant. The options vest in accordance with the terms of the agreement separately entered into by the Group and grantee at the time of the grant.

Share option

Under the Plan, the Group granted certain stock options to its employees prior to 2009, which were all vested as of January 1, 2009. Accordingly, no compensation expense for such stock options was recognized in 2009, 2010 and 2011.

As of December 31, 2011, there were 131,636 exercisable options that were related to grants made prior to 2009. The grant date fair value and the weighted average exercise price of these options were $0.62 and $1.083, respectively, with a remaining contractual life of 3.7 years. None of these share options were exercised during the year ended December 31, 2011.

On April 21, 2011, the Group granted 1,800,000 share options to its director, independent directors and an external consultant. 50% of these share options vested on the grant date and 50% will vest on April 21, 2012. The grant date fair value and the weighted average exercise price of these options were $0.15 and $0.272, respectively, with a remaining contractual life of 9.3 years. The Group recognized share based compensation expense of $224 for these options for the year ended December 31, 2011.

On June 30, 2011, the Group granted 36,870,000 share options to its employees. 25% of these share options vested on the grant date and 25% will be vest on each anniversary for the subsequent three years. The grant date fair value and the weighted average exercise price of these options were $0.15 and $0.254, respectively, with a remaining contractual life of 9.5 years. The Group recognized share base compensation expenses of $1,948 for these options for the year ended December 31, 2011.

A summary of option activity under the Plan as of December 31, 2011, and changes during the year then ended is presented below:

	Options granted	Weighted average exercise price per option	Fair value per ordinary share at the grant dates	Weighted average intrinsic value per option at the grant dates
April 21, 2011	1,800,000	$0.272	$0.272	$0.122
June 30, 2011	36,870,000	$0.254	$0.254	$0.104

Total	38,670,000

	Number of options	Weighted average exercise price per option	Weighted average fair value per option at the grant date
Outstanding at January 1, 2011	131,636	1.083	0.620
Granted	38,670,000	0.255	0.150
Exercised	—	—	—
Forfeited or expired	—	—	—

Outstanding at December 31, 2011	38,801,636	0.258	0.152

Exercisable at December 31, 2011	10,249,136	0.266	0.156

	Options outstanding
	Number outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price per option	Aggregate intrinsic Value as of December 31, 2011
Outstanding options	38,801,636	9.5	0.257	—

	Options exercisable
	Number exercisable	Weighted average remaining contractual life (years)	Weighted average exercise price per option	Aggregate intrinsic Value as of December 31, 2011
Exercisable options	10,249,136	9.4	0.266	—

Total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 was $nil, $nil and $nil.

The fair value of each option granted was estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following assumptions used for grants during the applicable periods.

2011
Expected term of the option	5-6 years
Expected volatility of the underlying share	63.00%
Expected dividend yield on the underlying share	0.00%
Risk-free interest rate for the expected term of the option	2.73-2.91%

(1)	Expected term of the option

The expected term of an employee share option is the period of time for which the instrument is expected to be outstanding.

(2)	Expected volatility of the underlying share

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(3)	Expected dividend yield on the underlying share

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of PRC international government bonds with a maturity period close to the expected term of the options.

During 2009, 2010 and 2011, the Group recognized compensation expense, net of forfeitures, of $20, $1 and $2,172, respectively, for share-based payment awards for which the requisite service was rendered during the year.

There was $2,846 of total unrecognized compensation expense related to unvested share options granted as of December 31, 2011. The expense is expected to be recognized over a weighted-average period of 2.5 years using the straight-line attribution method.

Nonvested shares

In July 2006, the Group granted 315,000 nonvested shares to the Chief Financial Officer. These nonvested shares will vest over three years. Share based compensation expense is recognized over the requisite service period of award according to the awards’ graded vesting schedule. The grant date fair value of the nonvested shares was $0.98 per share, based on the closing price of the Company’s share on the grant date. On August 15, 2008, the Chief Financial Officer resigned and 105,000 of the remaining unvested shares were forfeited. As of the resignation date, 210,000 nonvested shares granted to the Chief Financial Officer had vested. On July 28, 2009, the Company signed an amendment agreement with the ex-Chief Financial Officer, and agreed to grant 105,000 vested shares to the ex-Chief Financial Officer. This modification of these nonvested shares did not result in incremental share-based compensation as the fair value of the modified award measured immediately after the modification equaled to the fair value of the original award measured immediately before the modification Accordingly the unrecognized compensation expenses of $17 which related to the original nonvested shares as of the modification date were recognized as of the modification date.

In August 2007, another 65,818 nonvested shares were granted to an independent director. 25% of these nonvested shares vested on the grant date and 25% will be vest on each anniversary for the subsequent three years. The grant date fair value of these nonvested shares was $0.28 per share. The Group recognized share based compensation expense of $3, $1 and $nil for these nonvested shares for the years ended December 31, 2009, 2010 and 2011, respectively.

The intrinsic value of nonvested shares vested for the years ended December 31, 2009, 2010 and 2011 is $20, $3 and $nil, respectively.